THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each, a “Fund” and together, the “Funds”)

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Supplement dated June 6, 2025

to the Prospectus and Statement of Additional Information, each dated December 31, 2024, as supplemented

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This supplement serves as notification of the following changes:

1.	Changes in the Names of the Funds

Effective as of July 1, 2025, the name of each Fund is being changed as shown below. The investment objective and the investment strategies of each Fund are not being changed in connection with the name change for the Fund and the current portfolio managers will continue to manage each Fund subject to the current investment objective and investment strategies that they employ with respect to their management of the Fund. The ticker symbols for the Funds will not change.

Current Name	New Name
US Treasury 30 Year Bond ETF	F/m US Treasury 30 Year Bond ETF
US Treasury 20 Year Bond ETF	F/m US Treasury 20 Year Bond ETF
US Treasury 10 Year Note ETF	F/m US Treasury 10 Year Note ETF
US Treasury 7 Year Note ETF	F/m US Treasury 7 Year Note ETF
US Treasury 5 Year Note ETF	F/m US Treasury 5 Year Note ETF
US Treasury 3 Year Note ETF	F/m US Treasury 3 Year Note ETF
US Treasury 2 Year Note ETF	F/m US Treasury 2 Year Note ETF
US Treasury 12 Month Bill ETF	F/m US Treasury 12 Month Bill ETF
US Treasury 6 Month Bill ETF	F/m US Treasury 6 Month Bill ETF
US Treasury 3 Month Bill ETF	F/m US Treasury 3 Month Bill ETF

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Please retain this supplement for your reference.